Fair Value Measurement (Details) - Schedule of financial assets and liabilities that are carried at fair value on a recurring basis - USD ($)	Mar. 31, 2024	Dec. 31, 2023
Liabilities:
Foreign exchange forward contracts fair value	$ 2,062,000	$ 1,543,000
Fair Value, Inputs, Level 1
Assets:
Marketable Securities	2,147,000	1,994,000
Level 2 [Member]
Assets:
Foreign exchange forward contracts not designated as hedging instruments	91,000	164,000
Foreign exchange forward contracts designated as hedging instruments	2,110,000	2,087,000
Liabilities:
Foreign exchange forward contracts not designated as hedging instruments	(139,000)	(51,000)
Foreign exchange forward contracts designated as hedging instruments	0	(657,000)
Foreign exchange forward contracts fair value	2,062,000	1,543,000
Level 3 [Member]
Assets:
Convertible Debt, Fair Value Disclosures	7,286,000	7,018,000
Liabilities:
Contingent consideration	(18,472,000)	(18,603,000)
Schedule Of Fair Value Measurements Are Estimated Utilizing Level3 Inputs Abstract	$ 11,186,000	$ 11,585,000